Goodwill, Intangible Assets and Acquisitions - Changes in the Group's Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Changes in the Group's goodwill by segment
Balance at the beginning of the year	$ 162,223	$ 166,436	$ 120,151
Currency translation adjustment	7,057	(4,213)	(2,384)
Balance at the end of the year	$ 169,280	162,223	166,436
Number of reporting units | item	2
Discount rate	17.00%
Impairment charge of goodwill recognized	$ 0	0	0
Yunrui
Changes in the Group's goodwill by segment
Acquisition			48,669
Advertising and marketing revenues
Changes in the Group's goodwill by segment
Balance at the beginning of the year	72,936	74,830	77,161
Currency translation adjustment	3,172	(1,894)	(2,331)
Balance at the end of the year	76,108	72,936	74,830
Advertising and marketing revenues | Yunrui
Changes in the Group's goodwill by segment
Acquisition			0
Value-added services revenues
Changes in the Group's goodwill by segment
Balance at the beginning of the year	89,287	91,606	42,990
Currency translation adjustment	3,885	(2,319)	(53)
Balance at the end of the year	$ 93,172	$ 89,287	91,606
Value-added services revenues | Yunrui
Changes in the Group's goodwill by segment
Acquisition			$ 48,669